Range of Fair Value of Options as of Their Respective Grant Dates (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options	$ 0.19	$ 0.43	$ 0.36
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options		$ 1.18	$ 0.76